Vessels, net - Summary of Analysis of Vessels, Net (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Vessel Cost, Balance at beginning of year	$ 350,393,448
Vessel Cost, Acquisitions and improvements	36,606,932
Vessel Cost, Impairment loss	(10,894,125)
Vessel Cost, Spin-off of drybulk carriers	(28,500,000)
Vessel Cost, Balance at end of year	347,606,255
Accumulated depreciation, Balance at beginning of year	(124,042,367)
Accumulated depreciation, Impairment loss	1,898,102
Accumulated depreciation, Depreciation for the year	(8,690,061)
Accumulated depreciation, Balance at end of year	(130,834,326)
Net book value, Balance at beginning of year	226,351,081
Net book value, Acquisitions and improvements	36,606,932
Net book value, Impairment loss	(8,996,023)	$ 0
Net book value, Depreciation for the year	(8,690,061)
Net book value, Spin-off of drybulk carriers	(28,500,000)
Net book value, Balance at end of year	$ 216,771,929